4. INVESTMENT IN JOINT VENTURE (Details Textual 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2014
Notes to Financial Statements
Minimal research spending requirement by July 31, 2014 (in million)								$ 6.75
Losses attributable to equity method investments.	$ 0	$ 0	$ 0	$ 0	$ (820,000)	$ 0	$ (144,438)